UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05202

The Dreyfus/Laurel Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	05/31/18

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Core Equity Fund

            Dreyfus Floating Rate Income Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Core Equity Fund
May 31, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.9%
Banks - 4.6%
JPMorgan Chase & Co.	51,250		5,484,262
Wells Fargo & Co.	38,350		2,070,517
			7,554,779
Capital Goods - 1.2%
United Technologies	15,225		1,900,385
Commercial & Professional Services - .5%
Verisk Analytics	8,600	[a]	913,664
Consumer Durables & Apparel - 1.5%
NIKE, Cl. B	34,345		2,465,971
Consumer Services - 1.5%
McDonald's	15,625		2,500,156
Diversified Financials - 10.0%
American Express	28,900		2,840,870
BlackRock	8,575		4,581,022
Intercontinental Exchange	34,225		2,426,210
S&P Global	15,750		3,110,625
State Street	34,975		3,361,447
			16,320,174
Energy - 6.7%
Chevron	34,400		4,275,920
ConocoPhillips	30,325		2,043,602
Exxon Mobil	56,360		4,578,686
			10,898,208
Food, Beverage & Tobacco - 15.2%
Altria Group	77,575		4,324,030
Anheuser-Busch InBev, ADR	14,300		1,338,337
Coca-Cola	92,450		3,975,350
Constellation Brands, Cl. A	9,650		2,152,722
Nestle, ADR	42,580		3,222,029
PepsiCo	25,900		2,596,475
Philip Morris International	89,950		7,154,623
			24,763,566
Health Care Equipment & Services - 4.5%
Abbott Laboratories	40,250		2,476,583
Intuitive Surgical	4,475	[a]	2,057,023
UnitedHealth Group	11,700		2,825,667
			7,359,273
Household & Personal Products - 2.9%
Estee Lauder, Cl. A	31,700		4,737,248

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 98.9% (continued)
Insurance - 2.6%
Chubb		32,775		4,283,365
Materials - 2.0%
Air Products & Chemicals		5,425		875,649
Praxair		15,425		2,410,311
				3,285,960
Media - 5.0%
Comcast, Cl. A		119,960		3,740,353
Twenty-First Century Fox, Cl. A		55,025		2,121,214
Walt Disney		23,100		2,297,757
				8,159,324
Pharmaceuticals, Biotechnology & Life Sciences - 5.0%
AbbVie		37,325		3,692,936
Novo Nordisk, ADR		57,500		2,733,550
Roche Holding, ADR		65,200		1,748,012
				8,174,498
Retailing - .8%
Amazon. com		800	[a]	1,303,696
Semiconductors & Semiconductor Equipment - 5.7%
ASML Holding		14,975	[b]	2,944,834
Infineon Technologies, ADR		14,950		411,947
Texas Instruments		52,625		5,889,264
				9,246,045
Software & Services - 19.6%
Alphabet, Cl. C		6,155	[a]	6,678,113
Automatic Data Processing		6,985		908,190
Facebook, Cl. A		49,625	[a]	9,517,082
Microsoft		95,730		9,461,953
Visa, Cl. A		42,150	[b]	5,509,848
				32,075,186
Technology Hardware & Equipment - 5.8%
Apple		50,800		9,492,996
Transportation - 3.8%
Canadian Pacific Railway		14,475		2,790,635
Union Pacific		23,575		3,365,567
				6,156,202
Total Common Stocks (cost $69,952,918)				161,590,696
	7-Day
	Yield (%)
Other Investment - 1.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $1,772,683)	1.73	1,772,683	[c]	1,772,683

Total Investments (cost $71,725,601)	100.0%	163,363,379
Liabilities, Less Cash and Receivables	.0%	(38,113)
Net Assets	100.0%	163,325,266
ADR—American Depository Receipt

[a] Non-income producing security.
[b] Security, or portion thereof, on loan. At May 31, 2018, the value of the fund’s securities on loan was $8,370,020 and the value of the collateral held by the fund was $8,543,936, consisting of U.S. Government & Agency securities.
[c] Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Core Equity Fund
May 31, 2018 (Unaudited)

The following is a summary of the inputs used as of May 31, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	146,401,352	-	-	146,401,352
Equity Securities—
Foreign Common
Stocks†	15,189,344	-	-	15,189,344
Registered Investment
Company	1,772,683	-	-	1,772,683

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2018, accumulated net unrealized appreciation on investments was $91,637,778, consisting of $91,907,977 gross unrealized appreciation and $270,199 gross unrealized depreciation.

At May 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Floating Rate Income Fund
May 31, 2018 (Unaudited)

	Coupon		Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 10.5%
Chemicals & Plastics - .2%
Chemours,
Gtd. Notes	7.00		5/15/25	2,000,000		2,155,000
Collateralized Loan Obligations-Debt - 6.2%
Babson Euro CLO,
Ser. 2014-2A, Cl. FR, 3 Month EURIBOR
+ .70%	EUR	7.00	11/25/29	2,000,000	[b,c]	2,342,069
Babson Euro CLO,
Ser. 2015-1A, Cl. ER, 3 Month LIBOR +
5.50%	7.23		1/20/31	3,000,000	[b,c]	3,012,335
Barings CLO,
Ser. 2018-1A, Cl. D, 3 Month LIBOR +
5.50%	7.21		4/15/31	2,900,000	[b,c]	2,905,791
BlueMountain CLO,
Ser. 2015-4A, Cl. ER, 3 Month LIBOR +
5.95%	8.12		4/20/30	1,500,000	[b,c]	1,508,404
Carlyle Global Market Strategies CLO,
Ser. 2013-3A, Cl. DR, 3 Month LIBOR +
5.50%	7.22		10/15/30	2,975,000	[b,c]	2,985,293
Carlyle Global Market Strategies CLO,
Ser. 2014-1A, Cl. ER, 3 Month LIBOR +
5.40%	7.74		4/17/31	4,000,000	[b,c]	4,008,032
Catamaran CLO,
Ser. 2015-1A, Cl. E, 3 Month LIBOR +
5.15%	6.89		4/22/27	3,000,000	[b,c]	2,957,859
Chenango Park CLO,
Ser. 2018-1A, Cl. D, 3 Month LIBOR +
5.80%	7.89		4/15/30	1,500,000	[b,c]	1,515,001
CIFC Funding CLO,
Ser. 2012-2RA, Cl. D, 3 Month LIBOR +
5.45%	7.08		1/20/28	1,000,000	[b,c]	1,002,146
Crown Point CLO,
Ser. 2018-4A, Cl. D, 3 Month LIBOR +
2.75%	5.03		4/20/31	5,000,000	[b,c]	4,956,345
Dryden Senior Loan Fund CLO,
Ser. 2015-37A, Cl. ER, 3 Month LIBOR +
5.15%	6.87		1/15/31	5,000,000	[b,c]	4,966,775
Elevation CLO,
Ser. 2015-4A, Cl. D, 3 Month LIBOR +
4.50%	6.23		4/18/27	2,000,000	[b,c]	2,026,192
Goldentree Loan Management US CLO 2,
Ser. 2017-2A, Cl. E, 3 Month LIBOR +
4.70%	6.27		11/28/30	3,000,000	[b,c]	2,923,422

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 10.5% (continued)
Collateralized Loan Obligations-Debt - 6.2% (continued)
Marathon CLO,
Ser. 2017-10A, Cl.D, 3 Month LIBOR +
6.37%	8.21	11/15/29	2,500,000	[b,c]	2,516,789
Marble Point CLO XII,
Ser. 2018-1A, Cl. E, 3 Month LIBOR +
6.00%	8.07	7/16/31	2,500,000	[b,c]	2,505,808
Octagon Investment Partners 27 CLO,
Ser. 2016-1A, Cl. E, 3 Month LIBOR +
7.10%	8.82	7/15/27	750,000	[b,c]	753,475
OZLM VI CLO,
Ser. 2014-6A, Cl. E, 3 Month LIBOR +
6.05%	8.40	4/17/31	4,000,000	[b,c]	4,089,455
Parallel CLO,
Ser. 2018-1A, Cl. C, 3 Month LIBOR +
2.80%	4.85	4/20/31	1,800,000	[b,c]	1,784,093
Rockford Tower CLO,
Ser. 2018-1A, Cl. E, 3 Month LIBOR +
5.85%	8.11	5/20/31	1,500,000	[b,c]	1,485,000
Sound Point CLO XII,
Ser. 2016-2A, Cl. E, 3 Month LIBOR +
6.40%	8.14	10/28/28	2,000,000	[b,c]	2,021,604
Thacher Park CLO,
Ser. 2014-1A, Cl. E1, 3 Month LIBOR +
4.95%	6.69	10/20/26	1,000,000	[b,c]	988,780
TICP CLO IX,
Ser. 2017-9A, Cl. E, 3 Month LIBOR +
5.60%	7.33	1/20/31	5,000,000	[b,c]	5,007,963
TICP CLO X,
Ser. 2018-10A, Cl. E, 3 Month LIBOR +
5.50%	7.85	4/20/31	3,000,000	[b,c]	3,000,162
Tryon Park CLO,
Ser. 2013-10A, Cl. DR, 3 Month LIBOR +
5.95%	8.30	4/15/29	2,900,000	[b,c]	2,926,536
Voya CLO,
Ser. 2014-1A, Cl. DR2, 3 Month LIBOR +
6.00%	8.36	4/18/31	3,000,000	[b,c]	3,032,540
York CLO,
Ser. 2014-1A, Cl. E, 3 Month LIBOR +
5.45%	7.19	1/22/27	1,500,000	[b,c]	1,502,220
					68,724,089
Containers & Glass Products - .6%
ARD Finance,
Sr. Scd. Notes	7.13	9/15/23	3,000,000		3,007,500
ARD Securities Finance,
Sr. Scd. Notes	8.75	1/31/23	1,475,000	[c]	1,511,875
Bway Holding,
Sr. Unscd. Notes	7.25	4/15/25	2,000,000	[c]	1,968,800
					6,488,175

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 10.5% (continued)
Energy - .2%
SRC Energy,
Sr. Unscd. Notes	6.25	12/1/25	2,000,000	[c]	2,045,000
Financial Intermediaries - 1.0%
First Data,
Scd. Notes	5.75	1/15/24	2,500,000	[c]	2,518,750
Ladder Capital Finance Holdings,
Sr. Unscd. Notes	5.25	3/15/22	2,475,000	[c]	2,481,188
Quicken Loans,
Gtd. Notes	5.75	5/1/25	2,000,000	[c]	1,960,000
VHF Parent,
Scd. Notes	6.75	6/15/22	4,250,000	[c]	4,411,968
					11,371,906
Health Care - 1.3%
NVA Holdings,
Gtd. Notes	6.88	4/1/26	2,000,000	[c]	1,975,600
Polaris Intermediate,
Sr. Unscd. Notes	8.50	12/1/22	3,000,000	[c]	3,108,750
Universal Hospital Services,
Scd. Notes	7.63	8/15/20	6,840,000		6,899,850
Valeant Pharmaceuticals International,
Gtd. Notes	6.75	8/15/21	1,300,000	[c]	1,314,203
Valeant Pharmaceuticals International,
Sr. Scd. Notes	6.50	3/15/22	800,000	[c]	836,000
					14,134,403
Lodging & Casinos - .3%
Scientific Games International,
Gtd. Notes	10.00	12/1/22	3,000,000		3,228,780
Materials - .1%
W/S Packaging Holdings,
Sr. Scd. Notes	9.00	4/15/23	1,600,000	[c]	1,644,000
Oil & Gas - .5%
Genesis Energy,
Gtd. Bonds	5.63	6/15/24	2,000,000		1,885,000
Sanchez Energy,
Gtd. Notes	6.13	1/15/23	2,500,000		1,656,250
Whiting Petroleum,
Sr. Unscd. Notes	6.63	1/15/26	2,000,000	[c]	2,050,000
					5,591,250
Radio & Television - .1%
AMC Networks,
Gtd. Notes	5.00	4/1/24	1,400,000		1,363,250
Total Bonds and Notes
(cost $117,233,134)					116,745,853

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Floating Rate Loan Interests - 84.4%
Aerospace & Defense - 1.1%
SI Organization,
First Lien Initial Term Loan, 3 Month
LIBOR + 4.75%	6.95	11/23/19	1,399,537	[b]	1,401,286
TransDigm,
2017 Tranche F Term Loan, 3 Month
LIBOR + 2.75%	5.06	6/9/23	9,385,379	[b]	9,377,777
US Security Associates Holdings,
Initial Term Loan, 3 Month LIBOR +
4.00%	5.77	6/21/23	1,526,999	[b]	1,538,070
					12,317,133
Automotive - 2.7%
American Tire Distributors,
Initial Term Loan, 3 Month LIBOR +
4.25%	6.56	9/24/21	1,958,473	[b]	1,708,562
Bright Bidco,
2018 Refinancing Term B Loan, 3
Month LIBOR + 3.50%	5.85	6/30/24	6,558,000	[b]	6,551,442
CH Hold,
First Lien Term Loan, 3 Month LIBOR +
3.00%	5.35	2/1/24	246,053	[b]	247,283
CH Hold,
Second Lien Term Loan, 3 Month LIBOR
+ 7.25%	9.60	1/26/22	175,000	[b]	179,375
Dealer Tire,
Term Loan B, 3 Month LIBOR + 3.25%	5.40	12/22/21	1,451,717	[b]	1,440,830
FPC Holdings,
Second Lien 2018, 3 Month LIBOR +
9.00%	11.18	5/19/23	1,018,519	[b]	1,008,333
FPC Holdings,
Term Loan- 1st Lien, 3 Month LIBOR +
4.50%	6.82	11/19/22	2,885,463	[b]	2,903,497
Gates Global,
Initial B-2 Dollar Term Loan, 3 Month
LIBOR + 2.75%	5.33	4/1/24	5,033,493	[b]	5,064,952
Innovative XCessories & Services,
Term Loan, 3 Month LIBOR + 4.75%	7.06	11/23/22	4,628,595	[b]	4,651,738
Swordfish Merger Sub,
Term Loan, 3 Month LIBOR + 3.00%	5.35	1/23/25	4,786,864	[b]	4,777,913
Wand Intermediate I,
Refinancing Term B Loan, 3 Month
LIBOR + .30%	5.30	9/17/21	1,909,200	[b]	1,924,121
					30,458,046
Building & Development - 2.9%
Atkore International,
First Lien Initial Incremental Term
Loan, 3 Month LIBOR + 2.75%	5.11	12/22/23	857,850	[b]	861,758
Capital Automotive,
Tranche B Term Loan, 3 Month LIBOR +
6.00%	8.29	3/21/25	2,308,166	[b]	2,354,329

	Coupon		Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Floating Rate Loan Interests - 84.4% (continued)
Building & Development - 2.9% (continued)
Capital Automotive,
Tranche B-2 Term Loan, 3 Month
LIBOR + 3.00%	4.85		3/21/24	4,567,631	[b]	4,574,049
Foncia Groupe,
Tranche B Senior Facility Term Loan, 3
Month EURIBOR + 3.50%	EUR	4.25	9/7/23	1,482,447	[b]	1,734,675
Forterra Finance,
Replacement Term Loan, 3 Month
LIBOR + 3.00%	5.35		10/25/23	2,200,000	[b]	2,065,987
Foundation Building Materials,
Term Loan B, 3 Month LIBOR + 3.25%	3.25		5/9/25	2,748,684	[b]	2,756,422
GGP,
Term Loan B, 3 Month LIBOR + 2.50%	2.50		5/7/25	2,861,925	[b]	2,829,728
Ply Gem Industries,
2018 Term Loan, 3 Month LIBOR +
3.75%	6.09		3/28/25	5,899,491	[b]	5,923,088
Quikrete Holdings,
Tranche B Term Loan, 3 Month LIBOR +
2.75%	5.08		11/3/23	3,419,985	[b]	3,426,585
SRS Distribution,
Term Loan B, 3 Month LIBOR + 3.25%	3.25		5/19/25	5,400,000	[b]	5,381,991
						31,908,612
Business Equipment & Services - 9.5%
AlixPartners,
2017 Refinancing Term Loan, 3 Month
LIBOR + 3.00%	5.10		3/28/24	3,121,415	[b]	3,133,136
Ascend Learning,
Initial Term Loan, 3 Month LIBOR +
3.25%	5.35		7/29/24	4,353,125	[b]	4,367,403
ATS Consolidated,
Term Loan, 3 Month LIBOR + 3.75%	6.06		2/21/25	2,819,966	[b]	2,855,216
BMC Software Finance,
Tranche B Term Loan, 3 Month LIBOR +
3.25%	5.52		9/10/22	7,527,269	[b]	7,545,749
Camelot Finance,
New Term Loan, 3 Month LIBOR +
3.25%	5.58		10/3/23	2,746,773	[b]	2,754,794
Cast & Crew Entertainment Services,
Term Loan, 3 Month LIBOR + 3.00%	5.30		9/26/24	2,960,400	[b]	2,961,643
Constellis Holdings,
First Lien Term Loan, 3 Month LIBOR +
5.00%	7.36		4/18/24	5,309,875	[b]	5,379,567
DTZ US Borrower,
First Lien Term Loan, 3 Month LIBOR +
3.25%	5.40		11/4/21	4,957,025	[b]	4,964,783
Electro Rent,
Tranche B Term Loan, 3 Month LIBOR +
5.00%	7.36		1/23/24	2,987,188	[b]	3,004,618

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Floating Rate Loan Interests - 84.4% (continued)
Business Equipment & Services - 9.5% (continued)
Employbridge,
Term Loan B, 3 Month LIBOR + 5.00%	7.36	4/10/25	3,077,570	[b]	3,117,963
Greeneden US Holdings II,
Tranche B-3 Dollar Term Loan, 3 Month
LIBOR + 3.50%	5.81	12/1/23	6,327,846	[b]	6,370,844
Hyland Software,
First Lien Term Loan, 3 Month LIBOR +
3.25%	5.56	7/1/22	3,044,870	[b]	3,072,061
Hyland Software,
Second Lien Term Loan, 3 Month LIBOR
+ 7.00%	9.31	5/31/25	1,000,000	[b]	1,020,000
IBC Capital,
First Lien Initial Term Loan, 3 Month
LIBOR + 3.75%	5.93	8/5/21	2,917,386	[b]	2,923,775
IBC Capital,
Second Lien Term Loan, 3 Month LIBOR
+ 7.00%	9.18	9/9/22	1,570,000	[b]	1,572,944
Kronos,
Refinancing Initial Term Loan, 3 Month
LIBOR + 3.50%	5.27	11/1/23	5,206,542	[b]	5,238,380
Mitchell International,
Delayed Draw Term Loan, 3 Month
LIBOR + 2.25%		11/21/24	574,627	[b]	575,624
Mitchell International,
Second Lien Term Loan, 3 Month LIBOR
+ 7.25%	8.94	11/20/25	1,265,000	[b]	1,276,328
Mitchell International,
Term Loan, 3 Month LIBOR + 3.25%	5.56	11/20/24	7,125,373	[b]	7,137,736
PGX Holdings,
First Lien Term B Loan, 3 Month LIBOR
+ 5.25%	7.56	9/24/20	1,938,297	[b]	1,898,320
Pike,
Term Loan B, 3 Month LIBOR + 3.50%	5.79	3/12/25	2,586,482	[b]	2,618,270
Press Ganey Holdings,
2018 Replacement Term Loan, 3 Month
LIBOR + 2.75%	5.09	10/23/23	4,502,548	[b]	4,527,312
Press Ganey Holdings,
Initial Loan (Second Lien), 3 Month
LIBOR + 7.25%	8.48	9/30/24	269,664	[b]	274,552
Prime Security Services Borrower,
Tranche B Term Loan, 3 Month LIBOR +
2.75%	5.06	5/2/22	3,606,143	[b]	3,600,301
Prometric Holdings,
First Lien Term Loan, 3 Month LIBOR +
3.00%	5.36	1/17/25	228,427	[b]	229,998
Red Ventures,
Second Lien Term Loan, 3 Month LIBOR
+ 8.00%	10.35	10/18/25	1,740,000	[b]	1,779,150

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Floating Rate Loan Interests - 84.4% (continued)
Business Equipment & Services - 9.5% (continued)
Red Ventures,
Term Loan, 3 Month LIBOR + 4.00%	6.35	10/18/24	4,980,000	[b]	5,048,923
SAI Global CIS,
First Lien Initial Term Loan, 3 Month
LIBOR + 4.50%	6.81	12/6/23	469,063	[b]	457,336
SMG US Midco 2,
Second Lien Term Loan, 3 Month LIBOR
+ 7.00%	9.36	1/12/26	233,918	[b]	238,158
SMG US Midco 2,
Term Loan, 3 Month LIBOR + 3.25%	5.61	1/10/25	579,660	[b]	582,802
TKC Holdings,
First Lien Initial Term Loan, 3 Month
LIBOR + 4.25%	6.56	1/31/23	4,588,650	[b]	4,624,510
TKC Holdings,
Second Lien Term Loan, 3 Month LIBOR
+ 8.00%	10.31	1/31/24	2,075,000	[b]	2,093,810
Travel Leaders Group,
Term B Loan, 3 Month LIBOR + 4.50%	6.83	1/25/24	2,678,013	[b]	2,710,364
UOS,
Initial Term Loan, 3 Month LIBOR +
5.50%	7.86	4/7/23	1,480,293	[b]	1,513,599
USIC Holdings,
Incremental Term Loan B, 3 Month
LIBOR + 3.25%	5.61	12/8/23	685,599	[b]	689,455
USIC Holdings,
Repricing Term Loan, 3 Month LIBOR +
3.50%	5.61	12/8/23	1,100,272	[b]	1,106,807
USS Ultimate Holdings,
Tranche B Term Loan, 3 Month LIBOR +
3.75%	5.97	8/25/24	2,736,027	[b]	2,750,856
					106,017,087
Cable & Satellite Television - 2.6%
Altice Financing,
2017 Dollar Term Loan, 3 Month LIBOR
+ 2.75%	4.47	1/31/26	4,837,845	[b]	4,767,696
Cogeco Communications USA II,
Term Loan, 3 Month LIBOR + 2.38%	4.70	8/9/24	4,600,000	[b]	4,595,699
CSC Holdings,
Ser. 2017, Refinancing Term Loan, 3
Month LIBOR + 2.25%	4.43	7/15/25	1,234,406	[b]	1,232,098
Radiate Holdco,
Term Loan, 3 Month LIBOR + 3.00%	5.36	12/9/23	9,047,565	[b]	8,928,273
Virgin Media Bristol,
Tranche B Term Loan, 3 Month LIBOR +
3.00%	4.86	1/30/26	2,300,000	[b]	2,296,470

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Floating Rate Loan Interests - 84.4% (continued)
Cable & Satellite Television - 2.6% (continued)
WideOpenWest Finance,
Refinancing Term B Loan, 3 Month
LIBOR + 3.25%		5.61	8/18/23	7,889,116	[b]	7,611,379
						29,431,615
Chemicals & Plastics - 6.2%
AgroFresh,
Term Loan, 3 Month LIBOR + 4.75%		7.11	7/31/21	1,901,128	[b]	1,893,999
Albaugh,
Tranche B Term Loan, 3 Month LIBOR +
3.50%		5.77	12/6/24	2,344,125	[b]	2,364,636
Albea Beauty Holdings,
Term Loan, 3 Month EURIBOR + 3.25%	EUR	3.25	4/22/24	2,000,000	[b]	2,340,285
Albea Beauty Holdings,
Term Loan, 3 Month LIBOR + 3.00%		5.29	4/22/24	2,721,475	[b]	2,722,604
Allnex,
Tranche B-2 Term Loan, 3 Month
LIBOR + 3.25%		5.00	6/2/23	2,478,562	[b]	2,490,967
Allnex,
Tranche B-3 Term Loan, 3 Month
LIBOR + 3.25%		5.00	4/17/23	1,867,403	[b]	1,876,749
Consolidated Energy Finance,
Term Loan, 3 Month LIBOR + 2.50%		4.87	5/7/25	5,338,011	[b]	5,348,020
Cyanco Intermediate,
Term Loan, 3 Month LIBOR + 3.50%		5.67	3/7/25	2,877,669	[b]	2,892,057
Encapsys,
Second Lien Term Loan, 3 Month LIBOR
+ 7.50%		9.87	10/27/25	1,419,000	[b]	1,443,833
Encapsys,
Term B Loan, 3 Month LIBOR + 3.25%		5.62	10/25/24	2,458,000	[b]	2,471,839
INEOS Finance,
2024 Euro Term Loan, 3 Month
EURIBOR + 2.00%	EUR	2.50	4/1/24	3,990,000	[b]	4,659,237
KIK Custom Products,
Initial Term Loan, 3 Month LIBOR +
4.50%		6.31	8/26/22	4,400,000	[b]	4,432,538
Kraton Polymers,
Term Loan B, 3 Month LIBOR + 2.50%		4.81	3/8/25	491,493	[b]	494,609
MacDermid,
Tranche B-7 Term Loan, 3 Month
LIBOR + 2.50%		4.82	6/7/20	1,238,173	[b]	1,243,812
OCI Partners LP,
Term Loan B, 3 Month LIBOR + 4.00%		6.37	2/14/25	3,416,452	[b]	3,458,628
Oxea,
Term Loan, 3 Month LIBOR + 3.50%		5.25	9/27/24	3,000,000	[b]	3,009,390
PQ,
Term Loan B, 3 Month LIBOR + 2.50%		4.85	1/17/25	4,319,855	[b]	4,330,201

	Coupon		Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Floating Rate Loan Interests - 84.4% (continued)
Chemicals & Plastics - 6.2% (continued)
Road Infrastructure Investment Holdings,
First Lien Term Loan, 3 Month LIBOR +
3.50%	5.83		6/9/23	2,831,875	[b]	2,846,034
Solenis International,
First Lien Term Loan, 3 Month LIBOR +
3.25%	5.61		7/31/21	502,470	[b]	503,600
Solenis International,
Initial Euro Term Loan, 3 Month
EURIBOR + 3.50%	EUR	4.50	7/2/21	1,447,500	[b]	1,698,748
Solenis International,
Second Lien Initial Term Loan, 3 Month
LIBOR + 6.75%	9.11		7/2/22	2,250,000	[b]	2,251,125
Trinseo Materials Operating SCA,
2018 Refinancing Term Loan, 3 Month
LIBOR + 2.00%	4.37		9/6/24	2,199,474	[b]	2,209,558
Tronox Finance,
Term Loan, 3 Month LIBOR + 3.00%	5.29		9/13/24	4,293,890	[b]	4,320,726
Tronox Finance,
Term Loan, 3 Month LIBOR + 3.00%	5.29		9/23/24	1,860,685	[b]	1,872,315
Univar USA,
Term B Loan, 3 Month LIBOR + 2.50%	4.81		7/1/24	3,226,735	[b]	3,246,903
VACUUMSCHMELZE GmbH & Co.,
Term Loan B, 3 Month LIBOR + 4.00%	5.00		2/26/25	3,100,000	[b]	3,123,250
						69,545,663
Clothing/Textiles - .9%
ABG Intermediate Holdings 2,
Delayed Draw Term Loan, 3 Month
LIBOR + 3.50%	5.85		9/27/24	145,500	[b]	146,531
ABG Intermediate Holdings 2,
First Lien Initial Term Loan, 3 Month
LIBOR + 3.50%	5.85		9/27/24	3,855,925	[b]	3,883,244
ABG Intermediate Holdings 2,
Second Lien Initial Term Loan, 3 Month
LIBOR + 7.75%	10.10		9/26/25	325,000	[b]	329,875
Hercules Achievement,
Term Loan, 3 Month LIBOR + 3.50%	5.68		12/9/24	3,740,625	[b]	3,766,735
Oak Parent,
Term Loan, PRIME + 3.50%	6.86		10/26/23	2,235,949	[b]	2,082,228
						10,208,613
Containers & Glass Products - 2.8%
BWAY,
Initial Term Loan, 3 Month LIBOR +
3.25%	5.57		4/3/24	5,607,625	[b]	5,628,654
Dunn Paper,
First Lien Initial Term Loan, 3 Month
LIBOR + 4.75%	5.75		9/28/22	751,467	[b]	754,285

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Floating Rate Loan Interests - 84.4% (continued)
Containers & Glass Products - 2.8% (continued)
Fort Dearborn Holding,
Tranche B Term Loan, 3 Month LIBOR +
4.00%	5.00		10/6/23	3,667,801	[b]	3,621,954
Kloeckner Pentaplast of America,
Euro Term Loan, 3 Month EURIBOR +
4.75%	EUR	4.75	6/29/22	3,586,881	[b]	4,049,457
Loparex International,
2018 Dollar Term Loan B, 3 Month
LIBOR + 4.25%	6.59		3/28/25	4,260,452	[b]	4,308,382
Masergy Holdings,
Ser. 2017, Replacement Term Loan,
LIBOR + 3.75%	5.58		12/15/23	3,000,000	[b]	3,007,500
Reynolds Group Holdings,
Incremental Term Loan, 3 Month
LIBOR + 3.00%	5.12		2/4/23	5,508,551	[b]	5,527,501
TricorBraun Holdings,
Delayed Draw Term Loan, 3 Month
LIBOR + 3.75%	6.06		11/30/23	420,825	[b]	423,280
TricorBraun Holdings,
Term Loan, 3 Month LIBOR + 3.75%	6.06		11/29/23	4,176,528	[b]	4,200,898
						31,521,911
Ecological Services & Equipment - 1.5%
Advanced Disposal Services,
Tranche B Term Loan, 3 Month LIBOR +
2.75%	4.58		11/10/23	2,464,804	[b]	2,475,132
EnergySolutions,
Term Loan, 3 Month LIBOR + 3.75%	6.09		5/2/25	5,014,624	[b]	5,078,886
GFL Environmental,
Delayed Term Loan, 3 Month LIBOR +
2.75%	3.75		5/9/25	309,188	[b]	310,252
GFL Environmental,
Term Loan B, 3 Month LIBOR + 2.75%	3.75		5/9/25	2,488,964	[b]	2,497,526
GFL Environmental,
Tranche B Term Loan, 3 Month LIBOR +
2.75%	5.06		9/27/23	1,797,625	[b]	1,799,315
Granite Acquisition,
Second Lien Term B Loan, 3 Month
LIBOR + 7.25%	9.45		10/14/22	471,490	[b]	475,026
Granite Acquisition,
Term B Loan, 3 Month LIBOR + 4.00%	5.75		10/15/21	164,382	[b]	165,512
Granite Acquisition,
Term B Loan, 3 Month LIBOR + 4.00%	5.75		10/15/21	3,620,564	[b]	3,645,455
						16,447,104
Electronics & Electrical Equipment - 6.6%
Almonde,
First Lien Dollar Term Loan, 3 Month
LIBOR + 3.50%	5.70		4/26/24	3,482,500	[b]	3,433,971

	Coupon		Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Floating Rate Loan Interests - 84.4% (continued)
Electronics & Electrical Equipment - 6.6% (continued)
Almonde,
First Lien Euro Term Loan, 3 Month
EURIBOR + 3.25%	EUR	4.25	4/26/24	995,000	[b]	1,160,017
Applied Systems,
First Lien Initial Term Loan, 3 Month
LIBOR + 3.25%	5.22		9/13/24	6,661,475	[b]	6,718,231
AVAST Software,
2018 Refinancing Term Loan, 3 Month
LIBOR + 2.50%	4.49		9/29/23	3,987,050	[b]	4,012,806
Blackhawk Network,
Term Loan, 3 Month LIBOR + 3.00%	3.00		5/23/25	3,916,278	[b]	3,923,621
Colorado Buyer,
Second Lien Initial Term Loan, 3 Month
LIBOR + 7.25%	9.60		3/14/25	2,775,000	[b]	2,755,922
Compuware,
Tranche B-3 Term Loan, 3 Month
LIBOR + 4.25%	5.85		12/15/21	4,341,535	[b]	4,384,060
Dell International,
Term Loan B, 3 Month LIBOR + 2.00%	4.36		9/7/23	6,556,461	[b]	6,557,706
Digicert Holdings,
Term B-1 Loan, 3 Month LIBOR +
4.75%	7.11		9/20/24	5,707,389	[b]	5,706,761
McAfee,
Tranche B Term Loan, LIBOR + 4.50%	6.82		9/27/24	6,112,406	[b]	6,166,715
Oberthur Technologies Of America,
Facility B-1 Term Loan, 3 Month LIBOR
+ 3.75%	4.70		12/15/23	618,750	[b]	618,416
Quest Software US Holdings,
Term Loan, 3 Month LIBOR + 4.25%	6.58		5/17/25	3,309,660	[b]	3,320,002
Rocket Software,
First Lien Term Loan, 3 Month LIBOR +
4.25%	6.06		10/11/23	3,250,500	[b]	3,291,651
Rocket Software,
Second Lien Term Loan, 3 Month LIBOR
+ 9.50%	11.85		10/11/24	575,000	[b]	582,906
RP Crown Parent,
Initial Term Loan, 3 Month LIBOR +
3.50%	5.11		9/22/23	8,052,766	[b]	8,095,043
Sophia,
Tranche B Term Loan, 3 Month LIBOR +
3.25%	5.61		9/30/22	4,739,231	[b]	4,751,482
West,
Term Loan B, 3 Month LIBOR + 4.00%	6.34		10/10/24	7,121,477	[b]	7,123,400
West,
Term Loan B1, 3 Month LIBOR + 3.50%	5.86		10/10/24	1,200,000	[b]	1,192,068
						73,794,778

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Floating Rate Loan Interests - 84.4% (continued)
Equipment Leasing - .1%
North American Lifting Holdings,
First Lien Term Loan, 3 Month LIBOR +
4.50%	6.82		11/26/20	1,484,514	[b]	1,422,654
Financial Intermediaries - 6.9%
Alliant Holdings Intermediate,
Term Loan B, 3 Month LIBOR + 3.00%	5.36		5/9/25	6,936,556	[b]	6,941,446
Armor Holding II,
First Lien Term Loan, 3 Month LIBOR +
4.50%	6.80		6/26/20	3,972,868	[b]	3,987,767
AssuredPartners,
2017 Refinancing Term Loan, 3 Month
LIBOR + 3.25%	5.60		10/22/24	1,626,506	[b]	1,626,709
Citco Funding,
2017 Term Loan, 3 Month LIBOR +
3.00%	5.31		3/23/22	3,168,000	[b]	3,198,365
First Data,
Ser. 2022D, New Dollar Term Loan, 3
Month LIBOR + 2.25%	4.15		7/8/22	3,536,565	[b]	3,539,500
First Data,
Ser. 2024A, New Dollar Term Loan, 3
Month LIBOR + 2.25%	4.32		4/26/24	3,647,804	[b]	3,650,084
Harland Clarke Holdings,
Term Loan B-7, 3 Month LIBOR +
4.75%	7.11		11/1/23	4,717,383	[b]	4,665,138
HUB International,
Term Loan B, 3 Month LIBOR + 2.75%	5.37		4/18/25	7,550,000	[b]	7,546,338
ION Trading Finance,
Term B Loan, 3 Month LIBOR + 2.75%	EUR	3.75	11/21/24	1,206,546	[b]	1,410,216
Mayfield Agency Borrower,
2nd Lien Term Loan, LIBOR + 8.50%	10.81		1/30/26	1,310,367	[b]	1,313,643
Mayfield Agency Borrower,
Term Loan, LIBOR + 4.50%	6.81		1/31/25	4,472,523	[b]	4,492,091
Paysafe Group,
Second Lien Term Loan, 3 Month LIBOR
+ 7.25%	8.92		11/17/25	1,250,000	[b]	1,248,963
Paysafe Group,
Term Loan, 3 Month LIBOR + 3.50%	5.13		12/2/24	5,250,000	[b]	5,210,625
Sedgwick Claims Management Services,
First Lien Term Loan, 3 Month LIBOR +
2.75%	5.11		2/11/21	2,703,964	[b]	2,703,964
Sedgwick Claims Management Services,
Second Lien Term Loan, 3 Month LIBOR
+ 5.75%	8.11		2/11/22	1,790,556	[b]	1,797,270
Sedgwick Claims Management Services,
Second Lien Term Loan, 3 Month LIBOR
+ 5.75%	8.06		2/28/22	2,000,000	[b]	2,007,500
SS&C European Holdings Sarl,
Term Loan B4, 3 Month LIBOR + 2.50%	4.86		2/28/25	1,057,720	[b]	1,064,939

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Floating Rate Loan Interests - 84.4% (continued)
Financial Intermediaries - 6.9% (continued)
SS&C Technologies,
Term Loan B3, 3 Month LIBOR + 2.50%	4.86	2/28/25	2,858,782	[b]	2,878,293
Tempo Acquisition,
Initial Term Loan, PRIME + 2.00%	5.35	4/19/24	7,761,302	[b]	7,778,338
USI Insurance Services,
Term B Loan, 3 Month LIBOR + 3.00%	5.31	5/16/24	5,278,823	[b]	5,278,823
York Risk Services Holding,
Initial Term Loan, 3 Month LIBOR +
3.75%	6.06	10/1/21	4,084,936	[b]	3,985,876
					76,325,888
Food & Drug Retail - 1.2%
Albertsons,
Last Out Term Loan, 3 Month LIBOR +
3.00%	3.00	5/3/23	3,310,972	[b]	3,319,663
Albertson's,
Replacement 2017-1 Term B-4 Loan, 3
Month LIBOR + 2.75%	5.05	8/25/21	1,367,844	[b]	1,355,793
Albertson's,
Replacement 2017-1 Term B-5 Loan, 3
Month LIBOR + 3.00%	5.30	12/21/22	1,417,857	[b]	1,405,656
Albertson's,
Replacement 2017-1 Term B-6 Loan, 3
Month LIBOR + 3.00%	5.30	6/22/23	7,005,031	[b]	6,937,327
					13,018,439
Food Products - 1.3%
Alphabet Holding Co.,
First Lien Term Loan, 3 Month LIBOR +
3.50%	5.81	9/15/24	3,781,000	[b]	3,363,200
Alphabet Holding Co.,
Second Lien Term Loan, 3 Month
LIBOR + 7.75%	10.06	9/15/25	1,600,000	[b]	1,273,000
Atkins Nutritionals Holdings,
Initial Term Loan, 3 Month LIBOR +
4.00%	6.34	6/21/24	2,388,000	[b]	2,417,850
Carlisle FoodService Products,
Delayed Draw, 3 Month LIBOR + 3.00%	5.25	3/20/25	100,106	[b]	100,127
Carlisle FoodService Products,
Term Loan, 3 Month LIBOR + 3.00%	5.25	3/14/25	443,803	[b]	443,897
Utz Quality Foods,
First Lien Term Loan, 3 Month LIBOR +
3.50%	5.68	11/13/24	2,992,500	[b]	3,018,684
Weight Watchers International,
Term B Loan, 3 Month LIBOR + 4.75%	7.06	11/20/24	3,478,309	[b]	3,527,440
					14,144,198
Food Service - .9%
Advantage Sales & Marketing,
First Lien Initial Term Loan, 3 Month
LIBOR + 3.25%	5.59	7/21/21	5,714,408	[b]	5,457,260

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Floating Rate Loan Interests - 84.4% (continued)
Food Service - .9% (continued)
Packers Holdings,
Term Loan, 3 Month LIBOR + 3.25%	5.61	11/18/24	4,738,125	[b]	4,744,048
					10,201,308
Health Care - 8.8%
Air Medical Group Holdings,
2018 Term Loan, 3 Month LIBOR +
3.25%	5.56	4/28/22	6,675,038	[b]	6,677,808
Air Methods,
Initial Term Loan, 3 Month LIBOR +
3.50%	5.86	4/12/24	5,552,409	[b]	5,527,257
Albany Molecular Research,
First Lien Term Loan, 3 Month LIBOR +
3.25%	5.56	8/28/24	3,398,237	[b]	3,398,933
Auris Luxembourg III,
Facility B-7 Term Loan, 3 Month LIBOR
+ 3.00%	5.32	1/17/22	1,455,103	[b]	1,460,560
Avantor,
Initial Dollar Term Loan, 3 Month
LIBOR + 4.00%	6.33	11/21/24	4,136,542	[b]	4,172,219
Change Healthcare Holdings,
Closing Date Term Loan, 3 Month
LIBOR + 2.75%	5.06	2/3/24	3,937,545	[b]	3,940,498
CHG Healthcare Services,
Term B Loan, 3 Month LIBOR + 3.00%	5.31	6/7/23	6,334,875	[b]	6,388,721
CVS Holdings I,
Term Loan, 3 Month LIBOR + 3.00%	5.37	1/31/25	4,975,000	[b]	4,943,906
Immucor,
Term Loan B-3, 3 Month LIBOR +
5.00%	7.36	6/25/21	2,408,554	[b]	2,453,714
Jaguar Holding Co II,
Term Loan, 3 Month LIBOR + 2.50%	4.81	8/18/22	5,946,990	[b]	5,951,837
MPH Acquisition Holdings,
Initial Term Loan, 3 Month LIBOR +
3.00%	5.11	5/25/23	3,510,491	[b]	3,521,251
NVA Holdings,
Tranche B-3 Term Loan, 3 Month
LIBOR + 2.75%	5.11	1/30/25	3,771,809	[b]	3,784,784
PAREXEL International,
Term Loan B, 3 Month LIBOR + 2.75%	5.06	8/9/24	4,527,250	[b]	4,527,250
Pearl Intermediate Parent,
Delayed Draw Term Loan, 3 Month
LIBOR + 2.75%	5.07	1/31/25	906,224	[b]	896,310
Pearl Intermediate Parent,
Term Loan, 3 Month LIBOR + 2.75%	5.07	1/31/25	3,081,161	[b]	3,047,454
PharMerica,
First Lien Term Loan, 3 Month LIBOR +
3.50%	5.81	9/26/24	4,692,376	[b]	4,714,853

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Floating Rate Loan Interests - 84.4% (continued)
Health Care - 8.8% (continued)
PharMerica,
Second Lien Term Loan, 3 Month LIBOR
+ 7.75%	10.06	9/26/25	1,500,000	[b]	1,511,250
Romulus Merger Sub,
Term Loan Second Lien, 3 Month LIBOR
+ 6.25%	8.61	1/31/26	1,488,652	[b]	1,494,235
Sebia,
Dollar Term Loan, 3 Month LIBOR +
3.50%	5.09	9/22/24	2,075,000	[b]	2,076,297
Surgery Center Holdings,
Term B Loan, 3 Month LIBOR + 3.25%	5.56	6/20/24	5,960,811	[b]	5,962,062
Team Health Holdings,
Term Loan, 3 Month LIBOR + 2.75%	5.12	1/12/24	8,426,309	[b]	8,159,490
Tecomet,
2017 First Lien Term Loan, 3 Month
LIBOR + 3.50%	5.86	5/1/24	4,374,168	[b]	4,406,975
US Anesthesia Partners,
Term Loan, 3 Month LIBOR + 3.00%	5.35	6/14/24	3,216,071	[b]	3,231,878
Valeant Pharma,
Term Loan B, 3 Month LIBOR + 3.00%	3.00	5/19/25	560,299	[b]	561,806
Valeant Pharmaceuticals International,
Term Loan, 3 Month LIBOR + 4.75%	5.83	3/11/22	5,736,437	[b]	5,754,019
					98,565,367
Home Furnishing - .3%
Comfort Holding,
Term Loan, 3 Month LIBOR + 4.75%	7.11	2/2/24	2,722,500	[b]	2,661,244
Industrial Equipment - 3.1%
CIRCOR International,
Term Loan, 3 Month LIBOR + 3.50%	5.81	11/21/24	3,187,013	[b]	3,198,964
Dynacast International,
First Lien Tranche B-1 Term Loan, 3
Month LIBOR + 3.25%	5.56	1/28/22	4,050,665	[b]	4,065,855
Engineered Machinery Holdings,
First Lien Initial Term Loan, 3 Month
LIBOR + 3.25%	5.50	7/25/24	1,770,563	[b]	1,774,440
Engineered Machinery Holdings,
Second Lien Initial Term Loan, 3 Month
LIBOR + 7.25%	9.50	7/25/25	1,774,277	[b]	1,787,584
Filtration Group,
Initial Dollar Term Loan, 3 Month
LIBOR + 3.00%	5.31	3/28/25	5,875,626	[b]	5,914,552
Gardner Denver,
Term Loan B, 3 Month LIBOR + 2.75%	5.08	7/30/24	1,668,181	[b]	1,677,823
Hayward Industries,
Initial Term Loan, 3 Month LIBOR +
3.50%	5.87	7/18/24	3,109,375	[b]	3,131,234
Lineage Logistics,
Term Loan, 3 Month LIBOR + 3.00%	5.32	2/16/25	5,392,333	[b]	5,392,333

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Floating Rate Loan Interests - 84.4% (continued)
Industrial Equipment - 3.1% (continued)
Navios Maritime Partners,
Term Loan, 3 Month LIBOR + 4.50%		6.70	6/15/20	1,261,912	[b]	1,255,603
Pelican Products,
Term Loan, 3 Month LIBOR + 3.50%		5.82	4/19/25	183,844	[b]	184,878
Penn Engineering & Manufacturing,
Tranche B Term Loan, 3 Month LIBOR +
2.75%		5.05	6/13/24	1,935,375	[b]	1,944,239
Titan Acquisition,
Term Loan B, 3 Month LIBOR + 3.00%		5.06	3/14/25	4,315,000	[b]	4,291,915
						34,619,420
Leisure Goods/Activities/Movies - 2.7%
Cineworld UK Holdco,
Term Loan, EURIBOR + 3.00%	EUR	2.63	2/7/25	3,125,000	[b]	3,651,271
Cyan Blue Holdco 3,
Term Loan B, 3 Month LIBOR + 4.50%	GBP	5.77	7/26/24	920,099	[b]	1,225,514
Delta 2,
Facility B-3 Term Loan, 3 Month LIBOR
+ 2.50%		4.86	2/1/24	5,814,722	[b]	5,786,869
Deluxe Entertainment Services Group,
Initial Term Loan, 3 Month LIBOR +
5.50%		7.85	2/25/20	1,484,790	[b]	1,452,615
Lions Gate Capital Holdings,
Term Loan B, 3 Month LIBOR + 2.25%		4.54	3/20/25	2,567,598	[b]	2,568,406
NAI Entertainment Holdings,
Term Loan B, 3 Month LIBOR + 2.50%		4.84	4/25/25	881,356	[b]	880,990
NPC International,
First Lien Initial Term Loan, 3 Month
LIBOR + 3.50%		5.86	3/29/24	3,399,313	[b]	3,439,696
TACALA,,
Term Loan, 3 Month LIBOR + 3.25%		5.16	1/26/25	4,022,885	[b]	4,053,560
Technicolor,
Term B Loan, 3 Month LIBOR + 3.00%		4.23	12/6/23	2,376,000	[b]	2,271,064
William Morris Endeavor Entertainment,
First Lien Term B-1 Loan, 3 Month
LIBOR + 2.75%		5.08	5/18/25	4,675,526	[b]	4,653,622
						29,983,607
Lodging & Casinos - 2.4%
Boyd Gaming,
Refinancing Term B Loan, 3 Month
LIBOR + 2.50%		4.81	9/15/23	1,049,561	[b]	1,055,879
Everi Payments,
Term B Loan, 3 Month LIBOR + 4.50%		5.84	5/9/24	4,008,842	[b]	4,023,374
Golden Entertainment,
First Lien Term B Facility, 3 Month
LIBOR + 3.00%		5.36	10/21/24	4,563,562	[b]	4,594,937
Greektown Holdings,
Initial Term Loan, 3 Month LIBOR +
3.00%		5.37	3/21/24	3,573,000	[b]	3,578,199

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Floating Rate Loan Interests - 84.4% (continued)
Lodging & Casinos - 2.4% (continued)
Scientific Games International,
Term B-5 Loan, 3 Month LIBOR +
2.75%	5.08	8/14/24	7,630,875	[b]	7,664,871
Stars Group Holdings,
2018 Term Loan, 3 Month LIBOR +
3.00%	5.36	3/28/25	5,646,356	[b]	5,659,061
					26,576,321
Nonferrous Metals/Minerals - 1.1%
Big River Steel,
Tranche B Term Loan, 3 Month LIBOR +
5.00%	6.69	8/15/23	4,401,483	[b]	4,495,014
Global Brass and Copper,
Initial Term Loan, 3 Month LIBOR +
3.25%	5.61	6/16/23	911,125	[b]	913,403
Oxbow Carbon,
Second Lien Term Loan, 3 Month LIBOR
+ 7.50%	9.82	12/18/23	1,357,143	[b]	1,384,286
Oxbow Carbon,
Term Loan B, 3 Month LIBOR + 3.75%	6.07	12/16/22	1,886,567	[b]	1,912,507
Peabody Energy,
Term Loan, 3 Month LIBOR + 2.75%	5.09	3/31/25	2,030,501	[b]	2,029,922
Phoenix Services Merger Sub,
Term Loan, 3 Month LIBOR + 3.75%	6.06	1/30/25	770,578	[b]	779,247
US Silica Co,
Term Loan B, 3 Month LIBOR + 4.00%	6.35	4/25/25	380,500	[b]	383,909
					11,898,288
Oil & Gas - 3.4%
Bison Midstream Holdings,
Term Loan B, 3 Month LIBOR + 4.00%	5.95	5/16/25	3,548,387	[b]	3,549,505
Brand Energy & Infrastructure Services,
Initial Term Loan, 3 Month LIBOR +
4.25%	6.52	6/14/24	7,023,803	[b]	7,072,864
California Resources,
Term Loan, 3 Month LIBOR + 10.38%	11.38	12/31/21	3,000,000	[b]	3,375,015
California Resources,
Term Loan, 3 Month LIBOR + 4.75%	6.31	11/14/22	2,864,815	[b]	2,938,813
Chesapeake Energy,
Term A Loan, 3 Month LIBOR + 7.50%	9.83	8/23/21	2,375,000	[b]	2,501,908
Covia,
Term Loan, 3 Month LIBOR + 3.75%	9.15	4/9/25	3,264,961	[b]	3,272,438
Gavilan Resources,
Second Lien Initial Term Loan, 3 Month
LIBOR + 6.50%	8.31	2/24/24	4,615,000	[b]	4,545,775
Keane Group Holdings,
Term Loan B, 3 Month LIBOR + 3.75%	6.11	5/19/25	2,187,500	[b]	2,192,980
Oryx Southern Delaware Holdings,
Term Loan, 3 Month LIBOR + 3.25%	5.56	2/28/25	4,754,941	[b]	4,713,335

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Floating Rate Loan Interests - 84.4% (continued)
Oil & Gas - 3.4% (continued)
Traverse Midstream Partners,
First Lien Term Loan, 3 Month LIBOR +
4.00%	6.30		9/21/24	3,896,347	[b]	3,905,776
						38,068,409
Publishing - 2.4%
Capri Acquisitions Bidco,
Dollar Term Loan, 3 Month LIBOR +
3.25%	5.60		11/1/24	3,241,875	[b]	3,207,430
Information Resources,
First Lien Initial Term Loan, 3 Month
LIBOR + 4.25%	6.61		12/20/23	475,200	[b]	478,393
Information Resources,
Initial Term Loan (Second Lien), 3
Month LIBOR + 8.25%	10.61		12/20/24	2,745,000	[b]	2,763,872
Meredith,
Tranche B Term Loan, LIBOR + 3.00%	5.36		1/17/25	4,430,163	[b]	4,453,975
Polyconcept North America Holdings,
First Lien Term Loan, 3 Month LIBOR +
5.25%	7.58		8/10/23	1,851,929	[b]	1,857,716
SESAC Holdco II,
First Lien Initial Term Loan, 3 Month
LIBOR + 3.25%	5.58		2/13/24	2,970,000	[b]	2,971,871
Springer Science+Business Media,
Initial Term B-12 Loan, 3 Month
EURIBOR + 3.25%	EUR	3.75	8/15/22	2,933,474	[b]	3,433,611
Trader,
Term Loan, 3 Month LIBOR + 3.00%	4.25		9/28/23	4,429,841	[b]	4,431,702
Trident LS Merger,
Term Loan, 3 Month LIBOR + 3.25%	5.56		4/11/25	3,238,095	[b]	3,268,970
						26,867,540
Radio & Television - 3.3%
AVSC Holding,
Term Loan Second Lien, 3 Month LIBOR
+ 7.25%	9.26		8/22/25	1,793,750	[b]	1,789,266
AVSC Holding,
Term Loan, 3 Month LIBOR + 3.25%	5.56		2/21/25	5,275,000	[b]	5,269,514
CBS Radio,
Term B Loan, 3 Month LIBOR + 2.75%	5.08		11/18/24	2,790,170	[b]	2,769,244
Creative Artists Agency,
New Term Loan B, 3 Month LIBOR +
3.00%	5.37		2/15/24	6,125,625	[b]	6,167,739
Gray Television,
Tranche B Term Loan, 3 Month LIBOR +
2.50%	4.82		2/2/24	1,728,125	[b]	1,735,150
ION Media Networks,
Term B-3 Loan, 3 Month LIBOR +
3.00%	5.31		12/18/20	5,961,648	[b]	6,000,131

	Coupon		Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Floating Rate Loan Interests - 84.4% (continued)
Radio & Television - 3.3% (continued)
Mission Broadcasting,
Tranche B-2 Term Loan, 3 Month
LIBOR + 2.50%	4.86		1/17/24	115,382	[b]	115,862
Nexstar Broadcasting,
Tranche B-2 Term Loan, 3 Month
LIBOR + 2.50%	4.86		1/17/24	898,493	[b]	902,231
Sinclair Television Group,
Term B Loan, 3 Month LIBOR + 2.50%	4.86		12/12/24	3,000,000	[b]	3,002,820
Townsquare Media,
Term B Loan, 3 Month LIBOR + 3.00%	5.35		4/1/22	1,891,591	[b]	1,899,082
Tribune Media,
Tranche C Term Loan, 3 Month LIBOR +
3.00%	5.36		1/26/24	3,120,981	[b]	3,125,537
Univision Communications,
2017 Replacement Term Loan, 3 Month
LIBOR + 2.75%	4.93		3/15/24	4,624,157	[b]	4,468,739
						37,245,315
Retailers - 2.5%
CWGS Group,
Tranche B Term Loan, 3 Month LIBOR +
3.75%	5.06		11/3/23	3,140,033	[b]	3,135,621
EG America,
Term Loan B, 3 Month LIBOR + 4.00%	6.36		2/7/25	1,761,827	[b]	1,759,810
Harbor Freight Tools USA,
Initial Term Loan, 3 Month LIBOR +
2.50%	4.86		8/18/23	1,466,381	[b]	1,468,368
Kirk Beauty One ,
Term Loan, 3 Month EURIBOR + 3.25%	EUR	3.25	8/12/22	4,000,000	[b]	4,331,330
Leslie's Poolmart,
Tranche B Term Loan, 3 Month LIBOR +
3.75%	5.82		8/9/23	4,083,012	[b]	4,081,747
LSF9 Atlantis Holdings,
Senior Lien Term Loan, 3 Month LIBOR
+ 6.00%	8.35		4/21/23	851,527	[b]	849,040
Men's Wearhouse,
Term Loan B- 1st Lien 2018, LIBOR +
3.50%	5.84		3/28/25	3,640,875	[b]	3,675,008
Neiman Marcus Group,
Term Loan, 3 Month LIBOR + 4.75%	5.37		10/25/20	2,144,401	[b]	1,903,821
Serta Simmons Bedding,
First Lien Initial Term Loan, 3 Month
LIBOR + 3.50%	5.85		10/20/23	3,258,750	[b]	2,885,623
Staples,
Term Loan, 3 Month LIBOR + 4.00%	6.11		8/15/24	4,179,000	[b]	4,100,644
						28,191,012
Surface Transport - .8%
AI Mistral Luxembourg Subco,
Term B Loan, 3 Month LIBOR + 3.00%	5.31		1/27/24	1,394,496	[b]	1,390,138

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Floating Rate Loan Interests - 84.4% (continued)
Surface Transport - .8% (continued)
Kenan Advantage,
Initial Canadian Term Loan, 3 Month
LIBOR + 3.00%	5.36	7/22/22	628,357	[b]	631,499
Kenan Advantage,
Initial U. S. Term Loan, 3 Month LIBOR +
3.00%	5.18	7/22/22	2,067,086	[b]	2,077,421
National Intergovernmental Purchasing
Alliance,
Term Loan B, 3 Month LIBOR + 3.75%	6.07	5/19/25	1,902,469	[b]	1,902,469
PODS,
First Lien Initial Term Loan, 3 Month
LIBOR + 3.25%	5.31	11/21/24	3,029,775	[b]	3,039,879
					9,041,406
Telecommunications - 4.0%
Asurion,
Amendment 14 Replacement B-4 Term
Loan, 3 Month LIBOR + 2.75%	5.12	8/4/22	1,404,047	[b]	1,410,717
Asurion,
Replacement Term Loan B-6, 3 Month
LIBOR + 2.75%	5.06	11/3/23	4,173,531	[b]	4,194,836
Asurion,
Second Lien Replacement B-2 Term
Loan, 3 Month LIBOR + 6.00%	8.37	7/14/25	11,485,000	[b]	11,793,659
CCC Information Services,
First Lien Initial Term Loan, 3 Month
LIBOR + 3.00%	5.36	3/31/24	3,275,250	[b]	3,287,237
CenturyLink,
Initial Term A Loan, 3 Month LIBOR +
2.75%	5.10	11/1/22	3,250,000	[b]	3,250,000
Consolidated Communications,
Term Loan, 3 Month LIBOR + 3.00%	5.33	9/29/23	3,336,215	[b]	3,324,889
Digicel International Finance,
First Lien Initial Term B Loan, PRIME +
2.75%	5.61	5/10/24	349,306	[b]	341,883
Intelsat Jackson Holdings,
Term B-4 Loan, 3 Month LIBOR +
4.50%	6.81	1/15/24	3,619,048	[b]	3,756,047
IPC,
First Lien Term B-1 Loan, 3 Month
LIBOR + 4.50%	6.86	8/6/21	773,537	[b]	762,417
MTN Infrastructure TopCo,
Tranche B Term Loan, 3 Month LIBOR +
3.25%	5.59	10/27/24	2,850,000	[b]	2,867,456
Riverbed Technology,
First Lien Term Loan, 3 Month LIBOR +
4.75%	5.54	4/25/22	3,181,844	[b]	3,161,958
Sprint Communications,
Initial Term Loan, 3 Month LIBOR +
2.50%	4.86	1/31/24	2,750,220	[b]	2,753,314

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Floating Rate Loan Interests - 84.4% (continued)
Telecommunications - 4.0% (continued)
Transaction Network Services,
First Lien Initial Term Loan, 3 Month
LIBOR + 4.00%	6.27	2/15/20	3,618,472	[b]	3,641,667
					44,546,080
Utilities - 2.4%
Dynegy,
Tranche C-2 Term Loan, 3 Month
LIBOR + 2.75%	5.00	2/7/24	1,656,047	[b]	1,658,638
EFS Cogen Holdings I,
Term B Facility, 3 Month LIBOR +
3.25%	5.61	6/22/23	4,446,434	[b]	4,463,108
Helix Gen Funding,
Term Loan, 3 Month LIBOR + 3.75%	6.06	3/9/24	6,874,515	[b]	6,905,553
Murray Energy,
Term B-2 Loan, 3 Month LIBOR +
7.25%	9.61	4/9/20	2,930,425	[b]	2,734,453
TEX Operations,
Initial Term C Loan, 3 Month LIBOR +
2.75%	4.65	8/4/23	420,071	[b]	420,275
TEX Operations,
Initial Term Loan, 3 Month LIBOR +
2.75%	4.65	8/4/23	2,364,477	[b]	2,365,624
TPF II Power,
Term Loan, 3 Month LIBOR + 3.75%	6.08	9/29/21	8,043,946	[b]	8,060,918
					26,608,569
Total Floating Rate Loan Interests
(cost $944,356,637)					941,635,627
	7-Day
Description	Yield (%)		Shares		Value ($)
Common Stocks - 1.4%
Exchange-Traded Funds - 1.4%
PowerShares Senior Loan Portfolio
(cost $16,166,323)			698,900		16,067,711

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	7-Day
Description	Yield (%)	Shares	Value ($)
Other Investment - 7.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $86,431,505)	1.73	86,431,505 [d]	86,431,505
Total Investments (cost $1,164,187,599)		104.0%	1,160,880,696
Liabilities, Less Cash and Receivables		(4.0%)	(44,722,929)
Net Assets		100.0%	1,116,157,767

ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
LIBOR—London Interbank Offered Rate
PRIME—Prime Lending Rate

EUR—Euro
GBP—British Pound

[a] Amount stated in U.S. Dollars unless otherwise noted above.
[b] Variable rate security—rate shown is the interest rate in effect at period end.
[c] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2018, these securities were valued at
$96,550,223 or 8.65% of net assets.
[d] Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Floating Rate Income Fund
May 31, 2018 (Unaudited)

The following is a summary of the inputs used as of May 31, 2018 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Collateralized Loan
Obligations	-	68,724,089	-	68,724,089
Corporate Bonds†	-	48,021,764		48,021,764
Exchange-Traded Fund	16,067,711	-	-	16,067,711
Floating Rate Loan Interests†	-	941,635,627	-	941,635,627
Registered Investment
Company	86,431,505	-	-	86,431,505
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts††	-	1,557,225	-	1,557,225

† See Statement of Investments for additional detailed categorizations.
Amount shown represents unrealized appreciation at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus Floating Rate Income Fund
May 31, 2018 (Unaudited)

Counterparty/	Purchased		Sold
Purchased	Currency	Currency	Currency	Settlement	Unrealized
Currency	Amounts	Sold	Amounts	Date	Appreciation ($)
Credit Suisse International
United States
Dollar	26,234,396	Euro	21,114,000	7/16/18	1,459,126
United States
Dollar	1,385,331	British Pound	966,000	7/16/18	98,099
Gross Unrealized Appreciation					1,557,225

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the

NOTES

Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

NOTES

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the London Interbank Offered Rate (“LIBOR”) plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at May 31, 2018 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At May 31, 2018, accumulated net unrealized depreciation on investments was $3,306,903, consisting of $4,355,430 gross unrealized appreciation and $7,662,333 gross unrealized depreciation.

At May 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 23, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    July 23, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)